INTEREST IN ASSOCIATES - SUMMARIZED STATEMENT OF COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Operating revenues	¥ 2,105,984	¥ 2,959,799	¥ 2,882,077
Net income/(loss) for the year	41,924	72,083	79,061
Other comprehensive income/(loss)	315	5,580	(6,624)
Total comprehensive income/(loss) for the year	42,239	77,663	72,437
Sinopec Sichuan to East China Gas Pipeline Co., Ltd. ("Pipeline Ltd") [member]
Disclosure of associates [line items]
Operating revenues	22,766
Net income/(loss) for the year	6,444
Total comprehensive income/(loss) for the year	6,444
Share of net income/(loss) from associates	709
Carrying Amounts	70,747
Sinopec Finance Company Limited ("Sinopec Finance") [member]
Disclosure of associates [line items]
Operating revenues	4,742	4,966	4,536
Net income/(loss) for the year	2,027	2,234	1,868
Other comprehensive income/(loss)	(372)	411	(157)
Total comprehensive income/(loss) for the year	1,655	2,645	1,711
Dividends declared by associates			490
Share of net income/(loss) from associates	993	1,095	915
Share of other comprehensive (loss)/income from associates (iv)	(182)	201	(77)
Carrying Amounts	14,583	13,772
SIBUR
Disclosure of associates [line items]
Operating revenues	49,793	56,706	59,927
Net income/(loss) for the year	(1,936)	6,513	10,400
Other comprehensive income/(loss)	(19,180)	(1,435)	6,410
Total comprehensive income/(loss) for the year	(21,116)	5,078	16,810
Dividends declared by associates	285	468	271
Share of net income/(loss) from associates	(194)	651	1,040
Share of other comprehensive (loss)/income from associates (iv)	(1,918)	(144)	641
Carrying Amounts	8,728	11,125
Zhongtian Synergetic Energy Company Limited ("Zhongtian Synergetic Energy") [member]
Disclosure of associates [line items]
Operating revenues	11,707	13,329	12,235
Net income/(loss) for the year	551	1,994	1,142
Total comprehensive income/(loss) for the year	551	1,994	1,142
Dividends declared by associates	284	219
Share of net income/(loss) from associates	214	773	443
Carrying Amounts	7,792	7,955
Caspian Investments Resources Ltd. ("CIR") [member]
Disclosure of associates [line items]
Operating revenues	1,252	2,334	2,856
Net income/(loss) for the year	181	424	583
Other comprehensive income/(loss)	(308)	151	116
Total comprehensive income/(loss) for the year	(127)	575	699
Dividends declared by associates	2,517
Share of net income/(loss) from associates	91	212	292
Share of other comprehensive (loss)/income from associates (iv)	(154)	76	58
Carrying Amounts	1,160	3,741
Aggregated individually immaterial associates
Disclosure of associates [line items]
Share of net income/(loss) from associates	4,264	5,661	4,561
Share of other comprehensive (loss)/income from associates (iv)	817	(155)	¥ (844)
Carrying Amounts	¥ 33,153	¥ 59,144